FINANCIAL INSTRUMENTS - Gain/(loss) on derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Change in fair value of derivative instruments	$ (22,640)	$ 1,838	$ (6,686)
Realized gain/(loss) on derivative instruments	15,192	21,000	24,967
Gain on derivatives	$ (7,448)	$ 22,838	$ 18,281